Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to the Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ (653,528)	$ (1,826,935)	$ (1,988,989)	$ (4,642,188)	$ (5,775,951)	$ (3,567,883)
Taxes under statutory US tax rates					(1,212,950)	(749,255)
Foreign Rate Differential					(105,152)	(85,538)
Acquisitions						(7,163,604)
Prior period adjustments					(61,760)
Expired net operating loss					3,651	118,215
Other permanent items					109	(53,837)
Increase (decrease) in valuation allowance					1,376,102	7,934,019
Income tax expense